Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05067228

CERT/NYS

NYSE

October 4, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 - STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COVANTA HOLDING CORPORATION, Common Stock, $.10 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2005. Tentative listing date – October 5, 2005.

Sincerely,

Paras Madho

THOMSON FINANCIAL
OCT 06 2005
PROCESSED